Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Details of Financial Income
(1)	Details of financial income for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
Interest income	￦	273,460	￦	271,925	￦	279,607
Gain on foreign currency transactions		19,976		67,976		27,407
Gain on foreign currency translation		32,768		43,092		11,944
Gain on derivative transactions		2,215		50,668		12,304
Gain on valuation of derivatives		255,149		182,998		49,881
Gain on disposal of trade receivables		—		—		3,441
Gain on valuation of financial instruments		90,653		31,032		32,477
Others		52,062		42,737		69,216

Total	￦	726,283	￦	690,428	￦	486,277

Summary of Details of Financial Costs
(2)	Details of financial costs for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
Interest expenses	￦	263,389	￦	293,854	￦	356,345
Loss on foreign currency transactions		13,105		81,171		34,281
Loss on foreign currency translation		213,689		200,109		95,730
Loss on derivative transactions		6,287		24,331		417
Loss on valuation of derivatives		15,947		21,601		6,598
Loss on disposal of trade receivables		22,712		62,697		17,980
Loss on valuation of financial instruments		25,994		65,660		55,049
Others		2,207		485		2,282

Total	￦	563,330	￦	749,908	￦	568,682